Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of property, plant and equipment [text block] [Abstract]
Schedule of property, plant and equipment
	Mining concessions (b)	Mine development costs (b)	Land	Buildings and other construction	Machinery, equipment and related spare parts	Furniture and accessories	Transportation units	Computer equipment and tools	Quarry rehabilitation costs	Capitalized interests	Work in progress and units in transit	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost
As of January 1, 2019	76,904	47,850	240,424	674,846	1,622,377	32,141	115,829	48,587	1,515	64,904	59,126	2,984,503
Additions	-	6,497	9,014	-	10,177	295	10,739	1,119	-	-	43,910	81,751
Disposals	(854)	-	(386)	-	(2,038)	(25)	(3,137)	-	-	-	(94)	(6,534)
Transfers, note 11	85	(2,642)	2,603	9,492	36,526	428	137	1,245	-	-	(55,493)	(7,619)

As of December 31, 2019	76,135	51,705	251,655	684,338	1,667,042	32,839	123,568	50,951	1,515	64,904	47,449	3,052,101
Additions	19	2,316	-	535	8,298	197	282	1,166	7,775	-	30,644	51,232
Disposals	(261)	(5)	-	(307)	(7,803)	(54)	(12,502)	(3)	-	-	(144)	(21,079)
Transfers, note 11	-	(41)	535	5,976	26,608	141	1,761	531	-	-	(40,218)	(4,707)
As of December 31, 2020	75,893	53,975	252,190	690,542	1,694,145	33,123	113,109	52,645	9,290	64,904	37,731	3,077,547

Accumulated depreciation
As of January 1, 2019	12,119	9,975	-	103,415	466,835	28,645	76,760	35,192	55	4,458	-	737,454
Additions	65	424	-	18,047	90,385	760	9,098	3,589	44	1,520	-	123,932
Disposals	-	-	-	-	(1,636)	(25)	(2,631)	-	-	-	-	(4,292)
Transfers and reclassifications	-	(328)	-	(266)	563	-	-	31	-	-	-	-

As of December 31, 2019	12,184	10,071	-	121,196	556,147	29,380	83,227	38,812	99	5,978	-	857,094
Additions	72	196	-	18,693	95,325	723	8,357	3,537	1,517	1,521	-	129,941
Disposals	-	-	-	(32)	(7,282)	(54)	(10,952)	(1)	-	-	-	(18,321)
As of December 31, 2020	12,256	10,267		139,857	644,190	30,049	80,632	42,348	1,616	7,499	-	968,714

Impairment (b)
As of December 31, 2019	42,858	24,048	-	13,578	12,425	201	26	454	-	-	735	94,325

As of December 31, 2020	42,858	24,048	-	13,578	12,425	201	26	454	-	-	735	94,325

Net book value
As of December 31, 2019	21,093	17,586	251,655	549,564	1,098,470	3,258	40,315	11,685	1,416	58,926	46,714	2,100,682
As of December 31, 2020	20,779	19,660	252,190	537,107	1,037,530	2,873	32,451	9,843	7,674	57,405	36,996	2,014,508